The following table summarizes information of stock options outstanding and exercisable as at December 31, 2024 (Details) - Stock Options [Member]	6 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 shares
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	807,771	807,771	807,771	1,433,918	1,462,407
Number Of Options Exercisable	682,771	682,771
Exercise Price | $ / shares		$ 4.14
Weighted Averages Remaining Contractual Life	2 years 8 months 19 days
July 17, 2026 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	250,000	250,000
Number Of Options Exercisable	125,000	125,000
Exercise Price | $ / shares	$ 2.25
Weighted Averages Remaining Contractual Life	1 year 6 months 18 days
November 18, 2026 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	97,771	97,771
Number Of Options Exercisable	97,771	97,771
Exercise Price | $ / shares	$ 7.50
Weighted Averages Remaining Contractual Life	1 year 10 months 17 days
January302028 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	300,000	300,000
Number Of Options Exercisable	300,000	300,000
Exercise Price | $ / shares	$ 2.50
Weighted Averages Remaining Contractual Life	3 years 29 days
May 24, 2029 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	160,000	160,000
Number Of Options Exercisable	160,000	160,000
Exercise Price | $ / shares				$ 2.50
Weighted Averages Remaining Contractual Life	4 years 4 months 24 days